Pensions and other long-term employee benefit plans, Liability per Country (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined benefit obligation [Abstract]
Defined benefit obligation	€ 137.5	€ 123.3	€ 133.2	€ 119.5
DBO [Member]
Defined benefit obligation [Abstract]
Defined benefit obligation	276.8	248.8	256.5	228.6
Assets [Member]
Defined benefit obligation [Abstract]
Defined benefit obligation	139.3	€ 125.5	€ 123.3	€ 109.1
Defined benefit obligation plan assets	(139.3)
France [Member]
Defined benefit obligation [Abstract]
Defined benefit obligation	79.7
France [Member] | DBO [Member]
Defined benefit obligation [Abstract]
Defined benefit obligation	79.7
France [Member] | Assets [Member]
Defined benefit obligation [Abstract]
Defined benefit obligation plan assets	0.0
The Netherlands [Member]
Defined benefit obligation [Abstract]
Defined benefit obligation	11.0
The Netherlands [Member] | DBO [Member]
Defined benefit obligation [Abstract]
Defined benefit obligation	131.9
The Netherlands [Member] | Assets [Member]
Defined benefit obligation [Abstract]
Defined benefit obligation plan assets	(120.9)
Other [Member]
Defined benefit obligation [Abstract]
Defined benefit obligation	46.8
Other [Member] | DBO [Member]
Defined benefit obligation [Abstract]
Defined benefit obligation	65.2
Other [Member] | Assets [Member]
Defined benefit obligation [Abstract]
Defined benefit obligation plan assets	€ (18.4)